UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended: September 30, 2009


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Valinor Management, LLC

Address:  90 Park Avenue, 40th Floor
          New York, New York  10016


13F File Number: 028-12747


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Angstreich
Title:  Chief Financial Officer
Phone:  (212) 918-5245


Signature, Place and Date of Signing:


 /s/ David Angstreich           New York, New York           November 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:       126

Form 13F Information Table Value Total:    $956,151
                                          -----------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number                          Name
---   --------------------     -------------------------------------------------
1.    028-12749                Valinor Capital Partners, L.P.

2.    028-13290                Valinor Capital Partners Offshore Master Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2009

   COLUMN 1                   COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
--------------             --------------     --------   --------   ---------------------  ----------   --------  ------------------
                                                          VALUE     SHRS OR    SH/   PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP     (X$1000)   PRN AMT    PRN   CALL  DISCRETION    MANAGER  SOLE  SHARED  NONE
--------------             --------------     --------   --------   -------    ---   ----  ----------   --------  ----  ------  ----
ALLEGHENY ENERGY INC          COM             017361106   7,135     269,041    SH         SHARED-DEFINED    2    269041   0      0
ALLEGHENY ENERGY INC          COM             017361106   5,512     207,859    SH         SHARED-DEFINED    1    207859   0      0
ALLERGAN INC                  COM             018490102   2,744      48,352    SH         SHARED-DEFINED    2     48352   0      0
ALLERGAN INC                  COM             018490102   2,089      36,798    SH         SHARED-DEFINED    1     36798   0      0
ALTISOURCE PORTFOLIO SOLNS S  REG SHS         L0175J104   3,051     211,294    SH         SHARED-DEFINED    2    211294   0      0
ALTISOURCE PORTFOLIO SOLNS S  REG SHS         L0175J104   2,322     160,802    SH         SHARED-DEFINED    1    160802   0      0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105   8,007     182,689    SH         SHARED-DEFINED    2    182689   0      0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105   6,094     139,033    SH         SHARED-DEFINED    1    139033   0      0
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106   6,260     371,318    SH         SHARED-DEFINED    2    371318   0      0
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106   4,837     286,867    SH         SHARED-DEFINED    1    286867   0      0
AMERICAN TOWER CORP           CL A            029912201  16,781     461,016    SH         SHARED-DEFINED    2    461016   0      0
AMERICAN TOWER CORP           CL A            029912201  12,964     356,145    SH         SHARED-DEFINED    1    356145   0      0
AMERICAN WTR WKS CO INC NEW   COM             030420103  18,230     914,243    SH         SHARED-DEFINED    2    914243   0      0
AMERICAN WTR WKS CO INC NEW   COM             030420103  14,109     707,565    SH         SHARED-DEFINED    1    707565   0      0
ARKANSAS BEST CORP DEL        COM             040790107   6,763     225,890    SH         SHARED-DEFINED    2    225890   0      0
ARKANSAS BEST CORP DEL        COM             040790107   5,147     171,910    SH         SHARED-DEFINED    1    171910   0      0
ASSURANT INC                  COM             04621X108  15,730     490,645    SH         SHARED-DEFINED    2    490645   0      0
ASSURANT INC                  COM             04621X108  12,153     379,055    SH         SHARED-DEFINED    1    379055   0      0
BALLY TECHNOLOGIES INC        COM             05874B107   7,477     194,875    SH         SHARED-DEFINED    2    194875   0      0
BALLY TECHNOLOGIES INC        COM             05874B107   5,776     150,544    SH         SHARED-DEFINED    1    150544   0      0
BANK OF AMERICA CORPORATION   COM             060505104  11,196     661,683    SH         SHARED-DEFINED    2    661683   0      0
BANK OF AMERICA CORPORATION   COM             060505104   8,649     511,193    SH         SHARED-DEFINED    1    511193   0      0
BRINKS HOME SEC HLDGS INC     COM             109699108  10,136     329,201    SH         SHARED-DEFINED    2    329201   0      0
BRINKS HOME SEC HLDGS INC     COM             109699108   7,827     254,215    SH         SHARED-DEFINED    1    254215   0      0
CON-WAY INC                   COM             205944101   6,872     179,326    SH         SHARED-DEFINED    2    179326   0      0
CON-WAY INC                   COM             205944101   5,230     136,474    SH         SHARED-DEFINED    1    136474   0      0
COVANTA HLDG CORP             COM             22282E102  16,742     984,834    SH         SHARED-DEFINED    2    984834   0      0
COVANTA HLDG CORP             COM             22282E102  12,741     749,493    SH         SHARED-DEFINED    1    749493   0      0
COVIDIEN PLC                  SHS             G2554F105  13,796     318,900    SH         SHARED-DEFINED    2    318900   0      0
COVIDIEN PLC                  SHS             G2554F105  10,658     246,372    SH         SHARED-DEFINED    1    246372   0      0
DANA HOLDING CORP             COM             235825205   5,788     849,898    SH         SHARED-DEFINED    2    849898   0      0
DANA HOLDING CORP             COM             235825205   4,405     646,802    SH         SHARED-DEFINED    1    646802   0      0
DIRECTV GROUP INC             COM             25459L106   9,693     351,441    SH         SHARED-DEFINED    2    351441   0      0
DIRECTV GROUP INC             COM             25459L106   7,377     267,459    SH         SHARED-DEFINED    1    267459   0      0
DR PEPPER SNAPPLE GROUP INC   COM             26138E109  14,468     503,227    SH         SHARED-DEFINED    2    503227   0      0
DR PEPPER SNAPPLE GROUP INC   COM             26138E109  11,010     382,973    SH         SHARED-DEFINED    1    382973   0      0
DSW INC                       CL A            23334L102  14,494     907,578    SH         SHARED-DEFINED    2    907578   0      0
DSW INC                       CL A            23334L102  11,197     701,122    SH         SHARED-DEFINED    1    701122   0      0
E TRADE FINANCIAL CORP        COM             269246104   3,396   1,940,336    SH         SHARED-DEFINED    2   1940336   0      0
E TRADE FINANCIAL CORP        COM             269246104   2,584   1,476,664    SH         SHARED-DEFINED    1   1476664   0      0
ECLIPSYS CORP                 COM             278856109   1,650      85,490    SH         SHARED-DEFINED    2     85490   0      0
ECLIPSYS CORP                 COM             278856109   1,274      66,010    SH         SHARED-DEFINED    1     66010   0      0
ECOLAB INC                    COM             278865100   2,995      64,791    SH         SHARED-DEFINED    2     64791   0      0
ECOLAB INC                    COM             278865100   2,280      49,309    SH         SHARED-DEFINED    1     49309   0      0
ELECTRONIC ARTS INC           COM             285512109   3,980     208,907    SH         SHARED-DEFINED    2    208907   0      0
ELECTRONIC ARTS INC           COM             285512109   3,074     161,390    SH         SHARED-DEFINED    1    161390   0      0
ERICSSON L M TEL CO           ADR B SEK 10    294821608  18,528   1,849,055    SH         SHARED-DEFINED    2   1849055   0      0
ERICSSON L M TEL CO           ADR B SEK 10    294821608  14,100   1,407,196    SH         SHARED-DEFINED    1   1407196   0      0
EXTERRAN HLDGS INC            COM             30225X103   2,797     117,831    SH         SHARED-DEFINED    2    117831   0      0
EXTERRAN HLDGS INC            COM             30225X103   2,129      89,674    SH         SHARED-DEFINED    1     89674   0      0
FIDELITY NATL INFORMATION SV  COM             31620M106   3,540     138,757    SH         SHARED-DEFINED    2    138757   0      0
FIDELITY NATL INFORMATION SV  COM             31620M106   2,735     107,212    SH         SHARED-DEFINED    1    107212   0      0
GOLDMAN SACHS GROUP INC       COM             38141G104   4,166      22,600    SH         SHARED-DEFINED    2     22600   0      0
GOLDMAN SACHS GROUP INC       COM             38141G104   3,171      17,200    SH         SHARED-DEFINED    1     17200   0      0
GOOGLE INC                    CL A            38259P508   8,088      16,311    SH         SHARED-DEFINED    2     16311   0      0
GOOGLE INC                    CL A            38259P508   6,155      12,414    SH         SHARED-DEFINED    1     12414   0      0
GYMBOREE CORP                 COM             403777105   4,699      97,132    SH         SHARED-DEFINED    2     97132   0      0
GYMBOREE CORP                 COM             403777105   3,630      75,036    SH         SHARED-DEFINED    1     75036   0      0
HARMAN INTL INDS INC          COM             413086109  12,986     383,297    SH         SHARED-DEFINED    2    383297   0      0
HARMAN INTL INDS INC          COM             413086109   9,883     291,703    SH         SHARED-DEFINED    1    291703   0      0
HERTZ GLOBAL HOLDINGS INC     COM             42805T105   2,941     271,602    SH         SHARED-DEFINED    2    271602   0      0
HERTZ GLOBAL HOLDINGS INC     COM             42805T105   2,239     206,698    SH         SHARED-DEFINED    1    206698   0      0
HUNTSMAN CORP                 COM             447011107   5,933     651,265    SH         SHARED-DEFINED    2    651265   0      0
HUNTSMAN CORP                 COM             447011107   4,515     495,635    SH         SHARED-DEFINED    1    495635   0      0
IAC INTERACTIVECORP           COM PAR $.001   44919P508   8,200     406,133    SH         SHARED-DEFINED    2    406133   0      0
IAC INTERACTIVECORP           COM PAR $.001   44919P508   6,335     313,745    SH         SHARED-DEFINED    1    313745   0      0
ICONIX BRAND GROUP INC        COM             451055107   8,592     689,022    SH         SHARED-DEFINED    2    689022   0      0
ICONIX BRAND GROUP INC        COM             451055107   6,524     523,196    SH         SHARED-DEFINED    1    523196   0      0
INTERNATIONAL SPEEDWAY CORP   CL A            460335201   4,723     171,320    SH         SHARED-DEFINED    2    171320   0      0
INTERNATIONAL SPEEDWAY CORP   CL A            460335201   3,595     130,380    SH         SHARED-DEFINED    1    130380   0      0
JARDEN CORP                   COM             471109108  15,526     553,112    SH         SHARED-DEFINED    2    553112   0      0
JARDEN CORP                   COM             471109108  11,994     427,288    SH         SHARED-DEFINED    1    427288   0      0
JAZZ PHARMACEUTICALS INC      COM             472147107   2,796     348,626    SH         SHARED-DEFINED    2    348626   0      0
JAZZ PHARMACEUTICALS INC      COM             472147107   2,164     269,819    SH         SHARED-DEFINED    1    269819   0      0
LAMAR ADVERTISING CO          CL A            512815101   6,979     254,339    SH         SHARED-DEFINED    2    254339   0      0
LAMAR ADVERTISING CO          CL A            512815101   5,311     193,561    SH         SHARED-DEFINED    1    193561   0      0
LENDER PROCESSING SVCS INC    COM             52602E102  10,224     267,863    SH         SHARED-DEFINED    2    267863   0      0
LENDER PROCESSING SVCS INC    COM             52602E102   7,898     206,927    SH         SHARED-DEFINED    1    206927   0      0
M & F WORLDWIDE CORP          COM             552541104   7,951     392,817    SH         SHARED-DEFINED    2    392817   0      0
M & F WORLDWIDE CORP          COM             552541104   6,140     303,341    SH         SHARED-DEFINED    1    303341   0      0
MDS INC                       COM             55269P302   1,119     136,682    SH         SHARED-DEFINED    2    136682   0      0
MDS INC                       COM             55269P302     852     104,018    SH         SHARED-DEFINED    1    104018   0      0
MILLIPORE CORP                COM             601073109   3,761      53,475    SH         SHARED-DEFINED    2     53475   0      0
MILLIPORE CORP                COM             601073109   2,905      41,311    SH         SHARED-DEFINED    1     41311   0      0
MONSANTO CO NEW               COM             61166W101  20,749     268,081    SH         SHARED-DEFINED    2    268081   0      0
MONSANTO CO NEW               COM             61166W101  16,023     207,019    SH         SHARED-DEFINED    1    207019   0      0
MORGAN STANLEY                COM NEW         617446448  11,862     384,132    SH         SHARED-DEFINED    2    384132   0      0
MORGAN STANLEY                COM NEW         617446448   9,164     296,768    SH         SHARED-DEFINED    1    296768   0      0
MSC SOFTWARE CORP             COM             553531104   1,416     168,367    SH         SHARED-DEFINED    2    168367   0      0
MSC SOFTWARE CORP             COM             553531104   1,078     128,133    SH         SHARED-DEFINED    1    128133   0      0
NALCO HOLDING COMPANY         COM             62985Q101   7,958     388,363    SH         SHARED-DEFINED    2    388363   0      0
NALCO HOLDING COMPANY         COM             62985Q101   6,147     300,017    SH         SHARED-DEFINED    1    300017   0      0
PEOPLES UNITED FINANCIAL INC  COM             712704105   7,196     462,440    SH         SHARED-DEFINED    2    462440   0      0
PEOPLES UNITED FINANCIAL INC  COM             712704105   5,556     357,066    SH         SHARED-DEFINED    1    357066   0      0
PEPSICO INC                   COM             713448108   9,680     165,017    SH         SHARED-DEFINED    2    165017   0      0
PEPSICO INC                   COM             713448108   7,367     125,583    SH         SHARED-DEFINED    1    125583   0      0
PHARMERICA CORP               COM             71714F104   5,966     321,268    SH         SHARED-DEFINED    2    321268   0      0
PHARMERICA CORP               COM             71714F104   4,540     244,497    SH         SHARED-DEFINED    1    244497   0      0
POPULAR INC                   COM             733174106  14,769   5,218,806    SH         SHARED-DEFINED    2   5218806   0      0
POPULAR INC                   COM             733174106  11,240   3,971,694    SH         SHARED-DEFINED    1   3971694   0      0
QUALCOMM INC                  COM             747525103  11,032     245,257    SH         SHARED-DEFINED    2    245257   0      0
QUALCOMM INC                  COM             747525103   8,395     186,649    SH         SHARED-DEFINED    1    186649   0      0
REGIONS FINANCIAL CORP NEW    COM             7591EP100  13,066   2,104,012    SH         SHARED-DEFINED    2   2104012   0      0
REGIONS FINANCIAL CORP NEW    COM             7591EP100  10,094   1,625,488    SH         SHARED-DEFINED    1   1625488   0      0
RESEARCH IN MOTION LTD        COM             760975102   5,498      81,294    SH         SHARED-DEFINED    2     81294   0      0
RESEARCH IN MOTION LTD        COM             760975102   4,180      61,806    SH         SHARED-DEFINED    1     61806   0      0
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103   2,757     114,478    SH         SHARED-DEFINED    2    114478   0      0
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103   2,098      87,122    SH         SHARED-DEFINED    1     87122   0      0
SPDR GOLD TRUST               GOLD SHS        78463V107   5,048      51,070    SH         SHARED-DEFINED    2     51070   0      0
SPDR GOLD TRUST               GOLD SHS        78463V107   3,842      38,866    SH         SHARED-DEFINED    1     38866   0      0
STAPLES INC                   COM             855030102  11,049     475,848    SH         SHARED-DEFINED    2    475848   0      0
STAPLES INC                   COM             855030102   8,409     362,137    SH         SHARED-DEFINED    1    362137   0      0
TAKE-TWO INTERACTIVE SOFTWAR  COM             874054109   2,716     242,244    SH         SHARED-DEFINED    2    242244   0      0
TAKE-TWO INTERACTIVE SOFTWAR  COM             874054109   2,067     184,356    SH         SHARED-DEFINED    1    184356   0      0
TRANSDIGM GROUP INC           COM             893641100  21,223     426,088    SH         SHARED-DEFINED    2    426088   0      0
TRANSDIGM GROUP INC           COM             893641100  16,152     324,268    SH         SHARED-DEFINED    1    324268   0      0
UNION PAC CORP                COM             907818108   6,817     116,835    SH         SHARED-DEFINED    2    116835   0      0
UNION PAC CORP                COM             907818108   5,188      88,915    SH         SHARED-DEFINED    1     88915   0      0
UNITED CMNTY BKS BLAIRSVLE G  CAP STK         90984P105   2,625     525,074    SH         SHARED-DEFINED    2    525074   0      0
UNITED CMNTY BKS BLAIRSVLE G  CAP STK         90984P105   2,028     405,627    SH         SHARED-DEFINED    1    405627   0      0
WYNDHAM WORLDWIDE CORP        COM             98310W108  22,822   1,398,407    SH         SHARED-DEFINED    2   1398407   0      0
WYNDHAM WORLDWIDE CORP        COM             98310W108  17,321   1,061,334    SH         SHARED-DEFINED    1   1061334   0      0
YAHOO INC                     COM             984332106  16,055     901,459    SH         SHARED-DEFINED    2    901459   0      0
YAHOO INC                     COM             984332106  12,218     686,041    SH         SHARED-DEFINED    1    686041   0      0
YRC WORLDWIDE INC             COM             984249102     126      28,208    SH         SHARED-DEFINED    2     28208   0      0
YRC WORLDWIDE INC             COM             984249102      97      21,792    SH         SHARED-DEFINED    1     21792   0      0




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